Debt - Agreements with Cargill Financial (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 03, 2021	Apr. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Subordinated Facility
Debt Instrument [Line Items]
Long term debt outstanding			$ 16,293		$ 0
Senior Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt basis spread on variable rate	5.50%
Senior Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt basis spread on variable rate	6.50%
Cargill Credit Agreements
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage			125.00%
Secured Debt | Cargill Loan Due March 2022
Debt Instrument [Line Items]
Debt, face amount				$ 10,000
Interest rate percentage				8.00%
Equity warrant coverage, percentage				25.00%
Debt instrument, equity warrant coverage terms, percentage of lowest cash price per share		85.00%
Loans Payable | Subordinated Facility
Debt Instrument [Line Items]
Debt, face amount	$ 50,000
Interest rate percentage	10.50%
Long term debt outstanding			$ 16,293
Loans Payable | Senior Facility
Debt Instrument [Line Items]
Debt, face amount	$ 150,000
Long term debt outstanding			$ 0